BALANCE SHEET - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 21, 2025	Aug. 19, 2025
Current Assets
Cash	$ 0	$ 0
Deferred transaction costs	2,224,203	1,629,758
Total Current Assets	2,224,203	1,629,758
TOTAL ASSETS	2,224,203	1,629,758
Current Liabilities
Accrued transaction costs	282,214	121,703
Accounts payable and accrued expenses	447,662	72,161
Accrued legal fees	200,820	157,427
Due to related party	$ 1,578,524	$ 1,423,849
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Total Current Liabilities	$ 2,509,220	$ 1,775,140
TOTAL LIABILITIES	2,509,220	1,775,140
COMMITMENTS AND CONTINGENCIES (NOTE 6)
Shareholders' Deficit
Ordinary shares, value	10	10
Subscription receivable	(10)	(10)
Accumulated deficit	(285,017)	(145,382)
Total Stockholder's Deficit	(285,017)	(145,382)	$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	2,224,203	1,629,758
Avalanche Treasury Company, LLC
Current Assets
Cash	1,222,052	1,758,802
USDC	2,391,023	3,373,564
Prepaid expenses	96,998	114,167
Deferred transaction costs	3,537,869	1,845,131
Due from related party	$ 1,578,524	$ 1,423,849
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Current Assets	$ 8,826,466	$ 8,515,513
TOTAL ASSETS		190,855,987
Current Liabilities
Accrued transaction costs	1,327,121	112,046
Accounts payable and accrued expenses	1,353,029	334,210
Token sale liability	15,203,085	40,010,988
Total Current Liabilities	17,883,235	40,457,244
TOTAL LIABILITIES	17,883,235	40,457,244
COMMITMENTS AND CONTINGENCIES (NOTE 6)
Shareholders' Deficit
Ordinary shares, value	215,389,322	215,917,042
Subscription receivable	(5,125,002)	(5,922,749)
Accumulated deficit	(86,375,792)	(59,595,550)
Total Stockholder's Deficit	123,888,528	150,398,743		$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	141,771,763	190,855,987
AVAX | Avalanche Treasury Company, LLC
Current Assets
Digital assets	122,758,140	167,093,560
TOTAL ASSETS	141,771,763	190,855,987
Shareholders' Deficit
Subscription receivable	(5,125,002)	(5,922,749)
stAVAX | Avalanche Treasury Company, LLC
Current Assets
Digital assets	$ 10,187,157	$ 15,246,914